Stockholders' Deficit - Schedule of Warrants (Details)	6 Months Ended
Mar. 31, 2021 $ / shares shares
Equity [Abstract]
Warrants, Outstanding, Beginning | shares	20,750,000
Warrants, Granted | shares
Warrants, Exercised | shares
Warrants, Expired | shares
Warrants, Outstanding, Ending | shares	20,750,000
Warrants exercisable, Ending | shares	20,750,000
Weighted-Average Exercise Price, Outstanding, Beginning | $ / shares	$ 0.12
Weighted-Average Exercise Price, Granted | $ / shares
Weighted-Average Exercise Price, Exercised | $ / shares
Weighted-Average Exercise Price, Expired | $ / shares
Weighted-Average Exercise Price, Outstanding, Ending | $ / shares	0.12
Weighted-Average Exercise Price, Exercisable | $ / shares	$ 0.12
Weighted-Average Remaining Contractual Life, Outstanding, Beginning	2 years 4 months 24 days
Weighted-Average Remaining Contractual Life, Outstanding, Ending	1 year 9 months 18 days
Weighted-Average Remaining Contractual Life, Exercisable	1 year 9 months 18 days